Segment Information Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenue, Net	$ 320,016	$ 344,376
Business Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	247,791	260,264
Consumer Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	72,225	84,112
Retail Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	201,081	214,935
Wholesale Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	38,858	36,942
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	7,852	8,387
Access and Service [Member]
Segment Reporting Information [Line Items]
Revenue, Net	60,740	71,767
Value Added Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	$ 11,485	$ 12,345